Net Loss Per Share - Summary of Weighted-Average Outstanding Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	17,400,895	415,487
Public Stockholders Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,350,000	0
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,738,000	0
PIPE Investor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	700,000	0
SeaStar Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	69,714	69,714
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	244,792	345,773
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	298,389	0